Consolidated Balance Sheet $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 28,825	$ 973	$ 31,100
Financial assets at fair value through profit or loss	0	0	0
Held-to-maturity financial assets	0	0	2,140
Trade notes and accounts receivable, net	31,941	1,077	31,022
Receivables from related parties	49	2	14
Inventories	8,840	298	7,423
Prepayments	2,188	74	2,978
Other current monetary assets	5,308	179	4,821
Other current assets	2,183	74	2,122
Total current assets	79,334	2,677	81,620
NONCURRENT ASSETS
Available-for-sale financial assets	5,751	194	4,764
Investments accounted for using equity method	2,326	78	2,386
Property, plant and equipment	288,708	9,740	291,170
Investment properties	8,048	272	8,115
Intangible assets	54,883	1,852	47,353
Deferred income tax assets	2,730	92	2,322
Net defined benefit assets	13	0	919
Prepayments	3,573	121	3,241
Other noncurrent assets	5,536	187	5,025
Total noncurrent assets	371,568	12,536	365,295
TOTAL	450,902	15,213	446,915
CURRENT LIABILITIES
Short-term loans	70	2	138
Financial liabilities at fair value through profit or loss	1	0	1
Hedging derivative financial liabilities	1	0	1
Trade notes and accounts payable	19,396	654	18,810
Payables to related parties	684	23	762
Current tax liabilities	8,674	293	6,522
Other payables	25,001	844	26,418
Provisions	189	6	119
Advance receipts	8,842	298	10,059
Other current liabilities	1,081	37	1,330
Total current liabilities	63,939	2,157	64,160
NONCURRENT LIABILITIES
Long-term loans	1,600	54	1,600
Deferred income tax liabilities	1,430	48	1,464
Provisions	78	3	66
Customers’ deposits	4,671	158	4,610
Net defined benefit liabilities	2,704	91	1,537
Deferred revenue	3,612	122	3,546
Other noncurrent liabilities	3,458	117	3,004
Total noncurrent liabilities	17,553	593	15,827
Total liabilities	81,492	2,750	79,987
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE PARENT
Common stocks	77,574	2,617	77,574
Additional paid-in capital	148,091	4,996	147,180
Retained earnings
Legal reserve	77,574	2,617	77,574
Special reserve	2,681	91	2,676
Unappropriated earnings	54,633	1,843	55,657
Total retained earnings	134,888	4,551	135,907
Other adjustments	383	13	(5)
Total equity attributable to stockholders of the parent	360,936	12,177	360,656
NONCONTROLLING INTERESTS	8,474	286	6,272
Total equity	369,410	12,463	366,928
TOTAL	$ 450,902	$ 15,213	$ 446,915